Nature of the Business and Summary of Significant Accounting Policies (Details Textual) $ / shares in Units, m² in Millions	1 Months Ended		9 Months Ended		12 Months Ended
	Nov. 29, 2015 USD ($)	Jul. 31, 2015 USD ($)	Sep. 30, 2016 USD ($) decimal $ / shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) decimal $ / shares	Dec. 31, 2014 USD ($)	Jul. 02, 2015 m²	Dec. 31, 2013 USD ($)
Accounting Policies Textual [Abstract]
Ownership percentage owned by Omagine and JOL			60.00%		60.00%
Number of wholly owned subsidiaries dissolved whose businesses were discontinued | decimal			2		2
Loan from bank	$ 25,000,000				$ 25,000,000
Amount in Oman bank account not covered by FDIC insurance			$ 4,500		36,000	$ 11,200
Aggregate stock-based compensation expense			405	$ 3,114,190	3,115,190	3,486,856
Inventory held for sale			$ 490,813,363		$ 490,813,363
Ownership percentage owned by Omagine Inc			100.00%		100.00%
Real estate held for investment (Note 2)			$ 227,800,637		$ 227,800,637
Increase in non-controlling interests			287,030,592		287,170,100	(79,621)
Stockholders' equity			716,342,144		717,497,790	(479,188)		$ (1,531,661)
Increase in stockholders' equity		$ 431,168,400
Non-cash consideration received by LLC as Land Rights				$ 718,614,000	$ 718,614,000
Basic earnings (loss) per share | $ / shares			$ 0.001		$ 0.001
Area of beachfront land | m²							1
Interest rate and lobor rate, description			The loan, which is subject to satisfaction of certain conditions precedent to closing, would bear interest at an annual rate equal to the 12 month LIBOR rate plus 1% and would be payable one year from the closing date.
Cash deposit at qatari bank			$ 25,000,000
Advance to construction contract			$ 10,000,000
Land Rights [Member]
Accounting Policies Textual [Abstract]
Stockholders' equity		287,445,600
Increase in stockholders' equity		$ 431,168,400